Income Tax - Schedule of Cash Income Taxes Paid for Federal, State and Foreign Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Schedule of Cash Income Taxes Paid for Federal, State and Foreign Income Taxes [Abstract]
U.S. federal
U.S. state and local
Foreign — Malta	601,768	[1]
Total income taxes paid	$ 601,768

[1]	Represents the Malta corporation tax payable balance accrued as of December 31, 2025.